Taxation - Deferred tax assets and liabilities & withholding income tax (Details) ¥ in Thousands, $ in Millions		12 Months Ended
	Mar. 16, 2007	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Deferred tax assets:
Contract liabilities, primarily for advanced payments from online games customers		¥ 1,088,998	¥ 1,043,715
Accruals and others		256,777	810,707
Net operating tax loss carry forward		3,684,913	3,424,344
Deferred tax assets, gross		5,030,688	5,278,766
Less: valuation allowance		(3,917,253)	(3,718,678)	¥ (3,971,516)
Total		1,113,435	1,560,088
Deferred tax liabilities:
Withholding income tax		2,053,668	2,165,573
Others		119,449	133,730
Total		2,173,117	2,299,303
Movement of the aggregate valuation allowances for deferred tax assets
Balance at the beginning of the period		3,718,678	3,971,516	3,648,870
Net change for the year		198,575	(252,838)	322,646
Balance at the end of the period		¥ 3,917,253	3,718,678	3,971,516
Withholding income tax
Withholding tax rate on dividend distributed by foreign investment entities to its non-resident enterprise investors (as a percent)	10.00%	10.00%
Lower withholding income tax rate on dividend applied, if the non-resident enterprise investor is registered in Hong Kong with at least 25% equity interest in the PRC enterprise and meets the relevant conditions or requirements (as a percent)	5.00%	5.00%
Minimum equity interest in PRC entities (as a percent)	25.00%	25.00%
Accrued withholding tax liabilities		¥ 1,600,000	¥ 1,500,000	¥ 2,100,000	$ 215.9